Summary of significant accounting policies - Depreciation and Electric plant (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation
Depreciation expense	$ 321,047	$ 278,452	$ 269,280
Increase (decrease) in depreication expense	42,595
Regulatory assets	$ 1,131,489	$ 1,212,305
Electric plant
Allowance for funds used during construction (as a percent)	4.18%	4.03%	3.90%
Steam production
Depreciation
Annual depreciation rates (as a percent)	3.05%	13.77%	14.47%
Steam production | Minimum
Depreciation
Remaining life of the plant	19 years
Steam production | Maximum
Depreciation
Remaining life of the plant	21 years
Nuclear production
Depreciation
Annual depreciation rates (as a percent)	1.87%	2.17%	2.18%
Nuclear production | Minimum
Depreciation
Remaining life of the plant	11 years
Nuclear production | Maximum
Depreciation
Remaining life of the plant	59 years
Hydro production
Depreciation
Remaining life of the plant	43 years
Annual depreciation rates (as a percent)	2.00%	2.00%	2.00%
Other production
Depreciation
Annual depreciation rates (as a percent)	2.73%	2.68%	2.60%
Other production | Minimum
Depreciation
Remaining life of the plant	16 years
Other production | Maximum
Depreciation
Remaining life of the plant	30 years
Transmission
Depreciation
Annual depreciation rates (as a percent)	2.75%	2.75%	2.75%
Transmission | Minimum
Depreciation
Remaining life of the plant	11 years
Transmission | Maximum
Depreciation
Remaining life of the plant	59 years
General | Minimum
Depreciation
Remaining life of the plant	1 year
Annual depreciation rates (as a percent)	2.00%	2.00%	2.00%
General | Maximum
Depreciation
Remaining life of the plant	42 years
Annual depreciation rates (as a percent)	33.33%	33.33%	33.33%
Wansley
Depreciation
Depreciation expense	$ 25,900	$ 8,120
Wansley | Depreciation expense
Depreciation
Deferred depreciation expense	165,013	204,891
Regulatory assets	$ 335,884	$ 361,784